LEASE (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating leases	$ 506	$ 658
Operating lease commitment amount	$ 167
Operating lease term	10 years
Operating lease term extend	15 years